UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-03495

Deutsche Money Market Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                      as of March 31, 2016 (Unaudited)

Tax Free Money Fund Investment

	Principal Amount ($)	Value ($)
Municipal Investments 89.2%
Arizona 2.0%
Arizona, Salt River Pima-Maricopa, Indian Community, 0.03% *, 10/1/2025	2,145,000	2,145,000
Maricopa County, AZ, Industrial Development Authority, Senior Living Facilities Revenue, Christian Care Apartments, Series A, 0.4% *, 9/15/2035, LIQ: Fannie Mae	730,000	730,000
		2,875,000
California 6.4%
California, Department of Water Resources Revenue, TECP, 0.07%, 4/4/2016, LOC: Bank of Montreal	2,000,000	2,000,000
California, State General Obligation, TECP, 0.04%, 4/4/2016, GTY: JPMorgan Chase Bank NA	7,000,000	7,000,000
		9,000,000
Colorado 1.4%
Colorado, State Educational & Cultural Facilities Authority Revenue, Natioanal Jewish Federation Bond Program:
Series B-5, 0.35% *, 1/1/2039, LOC: TD Bank NA	700,000	700,000
Series F-2, 0.35% *, 7/1/2041, LOC: Northern Trust Co.	1,245,000	1,245,000
		1,945,000
District of Columbia 1.8%
District of Columbia, Georgetown University Revenue, Series C2, 0.42% *, 4/1/2041, LOC: JPMorgan Chase Bank NA	700,000	700,000
District of Columbia, State Revenue, Series A, 0.38% *, 8/15/2038, LOC: PNC Bank NA	1,820,000	1,820,000
		2,520,000
Florida 5.1%
Florida, Capital Trust Agency Housing Revenue, Atlantic Housing Foundation, Inc., Series A, 0.42% *, 7/15/2024, LIQ: Fannie Mae	3,000,000	3,000,000
Gainesville, FL, Industrial Development Revenue, Gainesville Hillel, Inc. Project, 0.51% *, 5/1/2033, LOC: Northern Trust Co.	4,150,000	4,150,000
		7,150,000
Illinois 6.4%
Chicago, IL, Midway Airport Revenue, Second Lien, Series D, 0.41% *, 1/1/2035, LOC: Bank of Montreal	3,100,000	3,100,000
Illinois, State Development Finance Authority Revenue, Chicago Symphony Project, 0.36% *, 12/1/2033, LOC: PNC Bank NA	2,000,000	2,000,000
Illinois, State Development Finance Authority, North Park University Project, 0.41% *, 10/1/2029, LOC: U.S. Bank NA	2,100,000	2,100,000
Illinois, State Finance Authority Revenue, Carle Foundation, Series B, 0.4% *, 2/15/2033, LOC: Northern Trust Co.	725,000	725,000
Illinois, Tender Option Bond Trust Receipts/Certificates of Various States, Series 2015-XF2202, 0.43% *, 7/1/2023, LIQ: Citibank NA	1,140,000	1,140,000
		9,065,000
Indiana 2.8%
Indiana, State Finance Authority, Hospital Revenue, State University Health Obligation Group, Series C, 0.4% *, 12/1/2031, LOC: BMO Harris Bank NA	4,000,000	4,000,000
Iowa 3.2%
Iowa State Higher Education Loan Authority, Des Moins University Osteopathic Medical Center Revenue *, 0.26%, 10/1/2033, LOC: BMO Harris Bank NA	4,570,000	4,570,000
Kentucky 1.7%
Louisville & Jefferson County, KY, Metropolitan Government Health Systems Revenue, Norton Healthcare, Inc., Series A, 0.37% *, 10/1/2039, LOC: JPMorgan Chase Bank NA	2,400,000	2,400,000
Louisiana 0.4%
Louisiana, State Public Facilities Authority Revenue, Christus Health, Series B-3, 0.52% *, 7/1/2047, LOC: Bank of New York Mellon Corp.	565,000	565,000
Maryland 0.4%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health System, Series B, 0.37% *, 7/1/2043, LOC: Bank of America NA	500,000	500,000
Massachusetts 1.6%
Massachusetts, Tender Option Bond Trust Receipts/Certificates of Various States, Series 2015-XF2203, 144A, 0.43% *, 8/15/2023, LIQ: Citibank NA	2,300,000	2,300,000
Michigan 3.2%
Michigan, State Hospital Finance Authority, Ascension Health Senior Credit Group, Series F-7, 0.58% **, 11/15/2047	3,175,000	3,175,000
Michigan, Tender Option Bond Trust Receipts/Certificates of Various States, Series 2015-XF2205, 0.43% *, 10/1/2023, LIQ: Citibank NA	1,300,000	1,300,000
		4,475,000
Minnesota 6.2%
Cohasset, MN, State Power & Light Co. Project, Series A, 0.45% *, 6/1/2020, LOC: JPMorgan Chase Bank NA	3,300,000	3,300,000
Minnesota, RBC Municipal Products, Inc. Trust, Series E-19, 144A, 0.44% *, 10/1/2016, LOC: Royal Bank of Canada	2,000,000	2,000,000
Minnesota, State Housing Finance Agency Revenue, Residential Housing, Series G, 0.42% *, 1/1/2034, SPA: Royal Bank of Canada	3,500,000	3,500,000
		8,800,000
Mississippi 0.4%
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc. Project, Series E, 0.37% *, 11/1/2035, GTY: Chevron Corp.	550,000	550,000
Missouri 2.5%
Missouri, State Health & Educational Facilities Authority Revenue, Ranken Technical College, Series B, 0.4% *, 11/1/2031, LOC: Northern Trust Co.	900,000	900,000
Missouri, Tender Option Bond Trust Receipts/Certificates of Various States, St Louis Sewer District, Series 2015-XF2198, 0.43% *, 5/1/2023, LIQ: Citibank NA	2,660,000	2,660,000
		3,560,000
Nevada 1.8%
Clark County, NV, Airport Revenue, Series D-2B, 0.4% *, 7/1/2040, LOC: Royal Bank of Canada	2,500,000	2,500,000
New Hampshire 2.9%
New Hampshire, State Health & Education Facilities Authority Revenue, Easter Seals Rehabilitation Center, Series A, 0.4% *, 12/1/2034, LOC: Citizens Bank of NH	4,100,000	4,100,000
New York 18.8%
New York, General Obligation:
Series H, 0.38% *, 8/1/2020, INS: AGMC, SPA: State Street Bank & Trust Co.	1,500,000	1,500,000
Series F-4-B, 0.39% *, 9/1/2035, LOC: Bank of Tokyo-Mitsubishi UFJ	800,000	800,000
Series A-4, 0.42% *, 8/1/2038, LOC: Bank of Tokyo-Mitsubishi UFJ	2,000,000	2,000,000
New York, Metropolitan Transportation Authority Revenue, Series E-1, 0.36% *, 11/15/2050, LOC: U.S. Bank NA	5,500,000	5,500,000
New York, State Housing Finance Agency Revenue, 205 E 92nd Street Housing, Series A, 0.39% *, 11/1/2047, LOC: Wells Fargo Bank NA	4,000,000	4,000,000
New York, State Housing Finance Agency, 100 Maiden Lane Properties LLC, Series A, 0.31% *, 5/15/2037, LIQ: Fannie Mae	1,225,000	1,225,000
New York, State Thruway Authority, Series 2800, 0.44% *, 4/1/2020, LIQ: Credit Suisse	1,065,000	1,065,000
New York City, NY, Health & Hospital Corp., Health Systems, Series D, 0.39% *, 2/15/2026, LOC: JPMorgan Chase Bank NA	1,000,000	1,000,000
New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, 201 Pearl Street Development, Series A, 0.49% *, 10/15/2041, LIQ: Fannie Mae	600,000	600,000
New York City, NY, Municipal Finance Authority, Water & Sewer Systems Revenue:
Series F-1, 0.37% *, 6/15/2033, SPA: Mizuho Bank Ltd.	7,500,000	7,500,000
Series F, 0.37% *, 6/15/2035, LOC: Citibank NA	1,350,000	1,350,000
		26,540,000
North Carolina 0.4%
North Carolina, Charlotte-Mecklenburg Hospital Authority, Carolinas Health Care Systems Revenue, Series B, 0.37% *, 1/15/2026, LOC: U.S. Bank NA	600,000	600,000
Ohio 5.3%
Centerville, OH, Health Care Revenue, Bethany Lutheran Village Project, Series B, 0.43% *, 11/1/2040, LOC: PNC Bank NA	700,000	700,000
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 0.5% *, 5/1/2049, LOC: Northern Trust Co.	2,970,000	2,970,000
Franklin County, OH, Healthcare Facilities Revenue, State Presbyterian Services, Series A, 0.42% *, 7/1/2036, LOC: PNC Bank NA	3,550,000	3,550,000
Ohio, State Special Obligation Revenue, Series A-2, 3.0%, 4/1/2016	300,000	300,000
		7,520,000
Pennsylvania 2.3%
Crawford County, PA, Industrial Development Authority Revenue, Allegheny College, Series B, 0.44% *, 11/1/2039, LOC: PNC Bank NA	2,000,000	2,000,000
Luzerne County, PA, Industrial Development Authority, Lease Revenue, 0.43% *, 11/1/2026, LOC: PNC Bank NA	650,000	650,000
Pennsylvania, Derry Township Industrial & Commercial Development Authority, Hotel Tax Revenue, Arena Project, 0.43% *, 11/1/2030, LOC: PNC Bank NA	580,000	580,000
		3,230,000
South Carolina 0.7%
South Carolina, State Economic Development, Series A, 5.0%, 4/1/2016	1,000,000	1,000,000
Texas 7.1%
Harris County, TX, Cultural Education Facility, TECP, 0.22%, 4/5/2016	5,000,000	5,000,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Health Care System Project, Series C, 0.5% *, 11/15/2050, LOC: Northern Trust Co.	1,270,000	1,270,000
Tarrant County, TX, Housing Finance Corp., Multifamily Housing, Remington Project, 0.38% *, 2/15/2028, LIQ: Fannie Mae	600,000	600,000
Texas, Tender Option Bond Trust Receipts/Certificates of Various States, Series 2015-XF2201, 144A, 0.43% *, 10/15/2023, LIQ: Citibank NA	3,100,000	3,100,000
		9,970,000
Virginia 0.4%
Virginia, Capital Beltway Funding Corp., Toll Revenue, Senior Lien, 495 Hot Lanes, Series D, 0.42% *, 12/31/2047, LOC: Bank of Nova Scotia	600,000	600,000
Washington 0.5%
Washington, State Health Care Facilities Authority Revenue, Association of Community & Migrant Health, 0.42% *, 12/1/2029, LOC: U.S. Bank NA	715,000	715,000
West Virginia 0.7%
Cabell County, WV, University Facilities, Provident Group Marshall Properties, Series A, 0.42% *, 7/1/2039, LOC: Bank of America NA	995,000	995,000
Wisconsin 2.7%
Wisconsin, State Health & Educational Facilities Authority Revenue, Benevolent Corp. Cedar Community, 0.52% *, 6/1/2037, LOC: JPMorgan Chase Bank NA	3,385,000	3,385,000
Wisconsin, State Municipalities Private School, Finance Commission Revenue, Fox Valley Lutheran High School Federation, Inc., 0.42% *, 3/1/2023, LOC: Bank of America NA	405,000	405,000
		3,790,000
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $125,835,000) †	89.1	125,835,000
Other Assets and Liabilities, Net	10.9	15,226,204
Net Assets	100.0	141,061,204

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of March 31, 2016.
**	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of March 31, 2016.
†	The cost for federal income tax purposes was $125,835,000

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGMC: Assured Guaranty Municipal Corp.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
SPA: Standby Bond Purchase Agreement
TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$125,835,000	$—	$125,835,000
Total	$—	$125,835,000	$—	$125,835,000

There have been no transfers between fair value measurement levels during the period ended March 31, 2016.

(a)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Tax Free Money Fund Investment, a series of Deutsche Money Market Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 23, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 23, 2016